UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Exis Capital Management, Inc.
Address:         270 Lafayette Street
                 Suite 1101
                 New York, New York 10012

Form 13F File Number: 028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:

Name:      Adam Sender
           -------------------------------
Title:     CEO
           -------------------------------
Phone:     (212) 893-7400
           -------------------------------


Signature, Place, and Date of Signing:

   /s/ Adam Sender            New York, NY                    5/16/2011
----------------------    ------------------------       -----------------------
    [Signature]              [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                                ----------------
Form 13F Information Table Entry Total:           31
                                                ----------------
Form 13F Information Table Value Total:           $69,326
                                                ----------------
                                                  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

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                                                      FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
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        NAME OF ISSUER      TITLE OF          CUSIP    VALUE    SHARES/PRN SH/PRN  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
                              CLASS                   (x1000)      AMT             CALL DISCRETION MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
AGRIUM INC                     COM          008916108      461     5,000      SH           SOLE               5,000
APPLE INC                      COM          037833100    8,713    25,000      SH           SOLE              25,000
ARCH COAL INC                  COM          039380100      901    25,000      SH           SOLE              25,000
BAKER HUGHES INC               COM          057224107    1,836    25,000      SH           SOLE              25,000
BOEING CO                      COM          097023105    1,848    25,000      SH           SOLE              25,000
BORGWARNER INC                 COM          099724106      797    10,000      SH           SOLE              10,000
CONCHO RES INC                 COM          20605P101    1,610    15,000      SH           SOLE              15,000
DIAMOND OFFSHORE DRILLING IN   COM          25271C102      777    10,000      SH           SOLE              10,000
SWEDISH EXPT CR CORP           ROG AGRI
                                 ETN22      870297603    1,416   125,000      SH           SOLE             125,000
ENCANA CORP                    COM          292505104    2,762    80,000      SH           SOLE              80,000
FORD MTR CO DEL                COM          345370860    1,864   125,000      SH           SOLE             125,000
HALLIBURTON CO                 COM          406216101      498    10,000      SH           SOLE              10,000
HERSHEY CO                     COM          427866108    1,087    20,000      SH           SOLE              20,000
INTEROIL CORP                  COM          460951106    5,770    77,300      SH           SOLE              77,300
INTEROIL CORP                  COM          460951106   11,196   150,000      SH    CALL   SOLE             150,000
JOHNSON CTRLS INC              COM          478366107    1,039    25,000      SH           SOLE              25,000
JUNIPER NETWORKS INC           COM          48203R104    2,525    60,000      SH           SOLE              60,000
LAS VEGAS SANDS CORP           COM          517834107    2,955    70,000      SH           SOLE              70,000
MARKET VECTORS ETF TR          GBL ALTER
                                 ENRG       57060U407    2,268   100,000      SH           SOLE             100,000
MCMORAN EXPLORATION CO         COM          582411104    1,328    75,000      SH    CALL   SOLE              75,000
NXP SEMICONDUCTORS NV          COM          N6596X109      300    10,000      SH           SOLE              10,000
NATIONAL OILWELL VARCO INC.    COM          637071101    1,189    15,000      SH           SOLE              15,000
NEW YORK TIMES CO              CL A         650111107    1,421   150,000      SH           SOLE             150,000
NOBLE CORPORATION BAAR         NAMEN-AKT    H5833N103    3,650    80,000      SH           SOLE              80,000
PROSHARES TR                   PSHS ULTSH
                                 20 YRS     74347R297    1,123    30,000      SH    CALL   SOLE              30,000
PROSHARES TR                   PSHS ULTSH
                                 20 YRS     74347R297    2,995    80,000      SH    CALL   SOLE              80,000
LIMITED BRANDS INC             COM          532716107      329    10,000      SH           SOLE              10,000
DISNEY WALT CO                 COM DISNEY   254687106    1,724    40,000      SH           SOLE              40,000
TIME WARNER INC                COM NEW      887317303    3,570   100,000      SH           SOLE             100,000
WEYERHAEUSER CO                COM          962166104      615    25,000      SH           SOLE              25,000
YOUKU COM INC                  SPON ADR     98742U100      760    16,000      SH           SOLE              16,000
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